Other Non-Current Assets	12 Months Ended
Dec. 31, 2025
Other Non-Current Assets [Abstract]
Other Non-Current Assets
9.	Other Non-Current Assets

Other non-current assets consist of the following:

	As of December 31,
	2025	2024
Long-term rental deposits	45,088,451	53,966,563
Creditable input VAT	42,962,154	-
Total	88,050,605	53,966,563